Leases - Schedule of Movement in Net Investment in Lease (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of quantitative information about leases for lessor [abstract]
Balance at the beginning	$ 219	$ 112	$ 17
Additions	120	149	91
Interest income accrued during the period	4	3	1
Others	(3)		(1)
Lease receipts	(79)	(48)
Translation Differences	1	3	4
Balance at the end	$ 262	$ 219	$ 112